Taxation (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Jun. 30, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carry forwards	$ 620,427	$ 574,840
Less: valuation allowances	(620,427)	(574,840)
Total deferred tax assets